Other Current Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Other Current Liabilities

7. Other Current Liabilities

TransUnion Holding

Other current liabilities consisted of the following:

(in millions)	TransUnion Holding March 31, 2013	TransUnion Holding December 31, 2012
Accrued payroll	$36.6	$64.2
Accrued interest	38.2	25.8
Deferred revenue	9.6	12.5
Accrued employee benefits	5.8	10.6
Accrued liabilities	5.6	5.6
Other	12.3	10.6

Total other current liabilities	$108.1	$129.3

Accrued payroll decreased $27.6 million from year end 2012 due primarily to the payment of accrued 2012 bonuses during the three months ended March 31, 2013. Accrued interest increased $12.4 million from year end 2012 due primarily to additional interest accrued on the outstanding notes.

TransUnion Corp

Other current liabilities consisted of the following:

(in millions)	TransUnion Corp Successor March 31, 2013	TransUnion Corp Successor December 31, 2012
Accrued payroll	$36.6	$64.2
Accrued interest	22.4	3.7
Deferred revenue	9.6	12.5
Accrued liabilities	5.6	5.6
Accrued employee benefits	5.8	10.6
Other	12.1	10.4

Total other current liabilities	$92.1	$107.0

Accrued payroll decreased $27.6 million from year end 2012 due primarily to the payment of accrued 2012 bonuses during the three months ended March 31, 2013. Accrued interest increased $18.7 million from year end 2012 due to additional interest accrued on the outstanding notes.

11. Other Current Liabilities

TransUnion Holding

Other current liabilities of TransUnion Holding consisted of the following:

(in millions)	TransUnion Holding December 31, 2012
Accrued payroll	$64.2
Accrued interest	25.8
Deferred revenue	12.5
Accrued employee benefits	10.6
Accrued liabilities	5.6
Other	10.6

Total other current liabilities	$129.3

Accrued payroll consisted of bonuses accrued throughout the year to be paid in the first quarter of 2013, and wages accruing since the last payroll date of 2012. Accrued interest consisted primarily of interest accrued on the TransUnion Holding PIK Toggle notes. The 9.625% notes have interest due each March and September and the 8.125% notes have interest due each June and December, with the first interest payment due June 2013.

TransUnion Corp.

Other current liabilities of TransUnion Corp. consisted of the following:

(in millions)	TransUnion Corp. Successor December 31, 2012	TransUnion Corp. Predecessor December 31, 2011
Accrued payroll	$64.2	$55.1
Accrued interest	3.7	5.0
Deferred revenue	12.5	13.0
Accrued liabilities	5.6	5.6
Accrued employee benefits	10.6	8.7
Other	10.4	12.8

Total other current liabilities	$107.0	$100.2

Accrued payroll increased $9.1 million primarily due to an increase in headcount, accrued bonus and accrued severance.